Merger Agreement	9 Months Ended
Sep. 30, 2017
Business Combinations [Abstract]
Merger Agreement

NOTE 15. Merger Agreement

On July 25, 2017, the Company entered into an Agreement and Plan of Merger (as amended “Merger Agreement”) by and among the Company, Cooltech Holding Corp. (“Cooltech”), and the Company’s wholly-owned subsidiary, InfoSonics Acquisition Sub, Inc. (“Merger Sub”), pursuant to which Cooltech will merge with and into the Merger Sub (the “Merger”), with Cooltech surviving as a wholly-owned subsidiary of InfoSonics. The Merger Agreement provides that the Company will issue an aggregate of 12.5 million shares of its common stock in exchange for all of the outstanding capital stock of Cooltech. The Merger and the transactions contemplated thereby are subject to a number of customary closing conditions, including approval of the Merger Agreement and the Merger by the Company’s stockholders. Stockholders of the Company will be asked to vote on the adoption and approval of the Merger Agreement and the Merger at a special meeting of stockholders to be called by the Company.

On August 2, 2017, in accordance with a provision of the Merger Agreement, certain investors affiliated with Cooltech purchased from the Company 500,000 shares of Company common stock at a price of $2.00 per share in cash and warrants exercisable into 500,000 additional shares of Company common stock with an exercise price of $2.42 per share (a 10% premium to the closing bid price of Company common stock on the NASDAQ Capital market on July 24, 2017). The $948,000 of net proceeds from this sale of stock have been used by the Company to cover costs associated with the Merger and related financings. On August 3, 2017, certain investors affiliated with Cooltech entered into a purchase agreement to purchase from the Company an additional 875,000 shares of Company common stock and warrants to purchase an equal number of shares under the same terms, contingent upon receipt of stockholder approval of such issuance in accordance with Nasdaq rules. The proceeds from such sale have been escrowed pending receipt of stockholder approval and the closing of the Merger. All share and per share numbers included in this Note 15 have been retroactively restated for the 1-for-5 reverse stock split reported in Note 16 below.